Lennar Homebuilding Receivables (Tables)	12 Months Ended
Nov. 30, 2014
Lennar Homebuilding [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule Of Lennar Homebuilding Receivables

	November 30,
(In thousands)	2014	2013
Accounts receivable	$44,368	32,677
Mortgage and notes receivable	41,326	14,550
Income tax receivables	10,620	7,432
	96,314	54,659
Allowance for doubtful accounts	(2,870)	(2,724)
	$93,444	51,935